Structured entities (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of unconsolidated structured entities [line items]
Impairment cost of loan facilities	£ 5,237	£ 2,036	£ 1,663
Assets transferred to sponsored unconsolidated structured entities	730	471
Structured entities [member]
Disclosure of unconsolidated structured entities [line items]
Short term traded interest	10,682	8,903
Structured entities [member] | Derivatives [member]
Disclosure of unconsolidated structured entities [line items]
Notional value of guarantee	153,894	314,170
Recourse to transferred assets only [member] | Debt securities [member]
Disclosure of unconsolidated structured entities [line items]
Short term traded interest	11,361	9,585
Commercial paper (CP) and medium-term note conduits [member] | Contractual Backstop Liquidity Facilities [Member]
Disclosure of unconsolidated structured entities [line items]
Undrawn contractual backstop liquidity facilities	11,700	8,300
Lending [member] | Debt securities [member]
Disclosure of unconsolidated structured entities [line items]
Impairment cost of loan facilities	23	7
Employee benefit and other trusts [member]
Disclosure of unconsolidated structured entities [line items]
Undrawn contractual backstop liquidity facilities	£ 2,900	£ 2,500